Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 81,290	$ 85,183
Current portion	7,787	7,787
Less: Current portion of deferred financing costs	(215)	(226)
Current portion of long-term debt, net of deferred financing costs, current	7,572	7,561
Long-term portion	73,503	77,396
Less: Non-current portion of deferred financing costs	(330)	(433)
Long-term debt, net of current portion and deferred financing costs, non-current	73,173	76,963
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	9,550	10,150
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	12,200	12,800
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	14,800	15,663
Konkar Ormi [Member] | Dryone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	16,500	17,100
Konkar Asteri [Member] | Drytwo Corp [Member]
Property, Plant and Equipment [Line Items]
Total	13,000	13,600
Konkar Venture [Member] | Drythree Corp [Member]
Property, Plant and Equipment [Line Items]
Total	$ 15,240	$ 15,870